BALANCE SHEET COMPONENTS - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid power	$ 7,325	$ 4,430
Prepaid insurance	5,506	7,321
Prepaid expenses	2,032	10,440
Prepaid construction	0	6,102
Digital assets and receivables	6,158	3,285
Other	3,001	303
Total prepaid expenses and other current assets	$ 24,022	$ 31,881